OBLIGATIONS UNDER CAPITAL LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
OBLIGATIONS UNDER CAPITAL LEASE (Tables)
Summary of Future maturities of obligations
Year Ending December 31,
2022 (remainder)	$162,840
2023	325,681
2024	313,044
2025	309,058
2026	304,241
Thereafter	209,474
Total	1,624,338
Less: interest	(240,930)
Present value of lease liabilities	$1,383,408
Less: Current portion	(257,972)
Lease liability, net of current portion	$1,125,436

Twelve months ending December 31,
2022	$45,020
2023	3,758
2024	-

Total minimum lease payments	48,778
Amounts representing interest	(1,261)
$47,517

Summary of property held under capital leases
	December 31,	December 31,
	2021	2020

Office and warehouse facilities	$172,026	$224,037
Accumulated amortization	(137,621)	(144,870)

Total	$34,405	$79,167